Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000159026 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159026 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159026 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159026 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159026 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159026 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159026 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159026 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159026 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159026 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159026 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159026 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159026 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159026 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159026 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159026 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159026 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159026 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159026 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159026 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000159026 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000159026 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000159026 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159027 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159027 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159027 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159027 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159027 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159027 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159027 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159027 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159027 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159027 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159027 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159027 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159027 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159027 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159027 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159027 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159027 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159027 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159027 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159027 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159027 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159027 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000159027 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000159027 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000159027 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159028 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159028 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159028 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159028 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159028 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159028 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159028 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159028 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159028 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159028 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159028 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159028 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159028 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159028 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159028 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159028 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159028 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159028 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159028 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159028 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159028 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159028 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000159028 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000159028 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000159028 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159029 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159029 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159029 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159029 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159029 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159029 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159029 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159029 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159029 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159029 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159029 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159029 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159029 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159029 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159029 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159029 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159029 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159029 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000159029 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000159029 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000159029 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%